Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jun. 30, 2017	$ 2,000	$ 14,946,000		$ (19,697,000)	$ (4,749,000)
Beginning balance, shares at Jun. 30, 2017	2,508,424
Stock based compensation			$ 255,000		$ 255,000
Issuance of common stock - services
Issuance of common stock - services, shares	17,361		49,000		49,000
Warrant exchange for common stock
Warrant exchange for common stock, shares	8,789
Issuance of common stock - private placement transactions, net	$ 1,000		$ 3,974,000		$ 3,975,000
Issuance of common stock - private placement transactions, net, shares	571,529
Issuance of common stock - conversion of related party debt to equity
Net loss				(6,965,000)	(6,965,000)
Ending balance at Jun. 30, 2018	$ 3,000	19,224,000		(26,662,000)	(7,435,000)
Ending balance, shares at Jun. 30, 2018	3,106,003
Stock based compensation		164,000			164,000
Issuance of common stock - services		152,000			152,000
Issuance of common stock - services, shares	3,797
Warrant exchange for common stock
Warrant exchange for common stock, shares	1,278
Net loss				(2,401,000)	(2,401,000)
Ending balance at Sep. 30, 2018	$ 3,000	19,540,000		(29,063,000)	(9,520,000)
Ending balance, shares at Sep. 30, 2018	3,111,078
Beginning balance at Jun. 30, 2018	$ 3,000	19,224,000		(26,662,000)	$ (7,435,000)
Beginning balance, shares at Jun. 30, 2018	3,106,003
Issuance of common stock - exercised options, shares
Net loss					$ (9,139,000)
Ending balance at Mar. 31, 2019	$ 5,000	35,451,000		(35,801,000)	(345,000)
Ending balance, shares at Mar. 31, 2019	5,100,087
Beginning balance at Jun. 30, 2018	$ 3,000	19,224,000		(26,662,000)	$ (7,435,000)
Beginning balance, shares at Jun. 30, 2018	3,106,003
Issuance of common stock - exercised options, shares
Stock based compensation			1,944,000		$ 1,944,000
Issuance of common stock - services			261,000		261,000
Issuance of common stock - services, shares	11,390
Warrant exchange for common stock
Warrant exchange for common stock, shares	3,713
Issuance of common stock - private placement transactions, net			4,390,000		4,390,000
Issuance of common stock - private placement transactions, net, shares	399,256
Issuance of Common Stock - Loan Conversion	$ 2,000		10,083,000		10,085,000
Issuance of Common Stock - Loan Conversion, shares	1,581,118
Net loss				(12,414,000)	(12,414,000)
Ending balance at Jun. 30, 2019	$ 5,000	35,902,000		(39,076,000)	(3,169,000)
Ending balance, shares at Jun. 30, 2019	5,101,580
Beginning balance at Sep. 30, 2018	$ 3,000	19,540,000		(29,063,000)	(9,520,000)
Beginning balance, shares at Sep. 30, 2018	3,111,078
Stock based compensation		243,000			243,000
Issuance of common stock - services		56,000			56,000
Issuance of common stock - services, shares	3,797
Warrant exchange for common stock
Warrant exchange for common stock, shares	2,435
Issuance of common stock - private placement transactions, net		3,695,000			3,695,000
Issuance of common stock - private placement transactions, net, shares	335,910
Issuance of Common Stock - Loan Conversion	$ 2,000	10,083,000			10,085,000
Issuance of Common Stock - Loan Conversion, shares	1,579,724
Net loss				(2,924,000)	(2,924,000)
Ending balance at Dec. 31, 2018	$ 5,000	33,617,000		(31,987,000)	1,635,000
Ending balance, shares at Dec. 31, 2018	5,032,944
Stock based compensation		1,086,000			1,086,000
Issuance of common stock - services		51,000			51,000
Issuance of common stock - services, shares	3,797
Issuance of common stock - private placement transactions, net		697,000			697,000
Issuance of common stock - private placement transactions, net, shares	63,346
Net loss				(3,814,000)	(3,814,000)
Ending balance at Mar. 31, 2019	$ 5,000	35,451,000		(35,801,000)	(345,000)
Ending balance, shares at Mar. 31, 2019	5,100,087
Beginning balance at Jun. 30, 2019	$ 5,000	35,902,000		(39,076,000)	(3,169,000)
Beginning balance, shares at Jun. 30, 2019	5,101,580
Issuance of common stock - exercised options, shares	2,894
Issuance of common stock - exercised options
Stock based compensation		451,000			451,000
Net loss				(3,814,000)	(3,814,000)
Ending balance at Sep. 30, 2019	$ 5,000	36,353,000		(42,890,000)	(6,532,000)
Ending balance, shares at Sep. 30, 2019	5,104,474
Beginning balance at Jun. 30, 2019	$ 5,000	35,902,000		(39,076,000)	$ (3,169,000)
Beginning balance, shares at Jun. 30, 2019	5,101,580
Issuance of common stock - exercised options, shares					5,249
Net loss					$ (11,086,000)
Ending balance at Mar. 31, 2020	$ 5,000	37,292,000	105,000	(50,162,000)	(12,760,000)
Ending balance, shares at Mar. 31, 2020	5,108,407
Beginning balance at Sep. 30, 2019	$ 5,000	36,353,000		(42,890,000)	(6,532,000)
Beginning balance, shares at Sep. 30, 2019	5,104,474
Stock based compensation		449,000			449,000
Issuance of common stock - services		30,000			30,000
Issuance of common stock - services, shares	3,121
Net loss				(3,307,000)	(3,307,000)
Ending balance at Dec. 31, 2019	$ 5,000	36,832,000		(46,197,000)	(9,360,000)
Ending balance, shares at Dec. 31, 2019	5,107,595
Issuance of common stock - exercised options, shares	812
Issuance of common stock - exercised options		4,000			4,000
Stock based compensation			456,000		456,000
Stock subscription agreement			105,000		105,000
Net loss				(3,965,000)	(3,965,000)
Ending balance at Mar. 31, 2020	$ 5,000	$ 37,292,000	$ 105,000	$ (50,162,000)	$ (12,760,000)
Ending balance, shares at Mar. 31, 2020	5,108,407